Risk Management (Details) - Schedule of market risk $ in Thousands, $ in Millions	Dec. 31, 2020 CLP ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CLP ($)	Dec. 31, 2019 USD ($)
Loss Limit [Member] | Financial management portfolio - local currency [Member]
Financial management portfolio – local currency (MCh$)
Effect on financial income	$ 100,000		$ 100,000
Effect on capital	329,275		275,000
Financial management portfolio – foreign currency (Th$US)
Effect on financial income (in Dollars)	100,000		100,000
Effect on capital (in Dollars)	329,275		275,000
Loss Limit [Member] | Financial management portfolio - foreign currency [Member]
Financial management portfolio – local currency (MCh$)
Effect on financial income		$ 32		$ 30
Effect on capital		53		75
Financial management portfolio – foreign currency (Th$US)
Effect on financial income (in Dollars)		32		30
Effect on capital (in Dollars)		53		75
Loss Limit [Member] | Financial management portfolio - consolidated [Member]
Financial management portfolio – local currency (MCh$)
Effect on financial income	100,000		100,000
Effect on capital	329,275		275,000
Financial management portfolio – foreign currency (Th$US)
Effect on financial income (in Dollars)	100,000		100,000
Effect on capital (in Dollars)	329,275		275,000
High [Member] | Financial management portfolio - local currency [Member]
Financial management portfolio – local currency (MCh$)
Effect on financial income	66,504		32,719
Effect on capital	302,263		273,473
Financial management portfolio – foreign currency (Th$US)
Effect on financial income (in Dollars)	66,504		32,719
Effect on capital (in Dollars)	302,263		273,473
High [Member] | Financial management portfolio - foreign currency [Member]
Financial management portfolio – local currency (MCh$)
Effect on financial income		19		20
Effect on capital		47		35
Financial management portfolio – foreign currency (Th$US)
Effect on financial income (in Dollars)		19		20
Effect on capital (in Dollars)		47		35
High [Member] | Financial management portfolio - consolidated [Member]
Financial management portfolio – local currency (MCh$)
Effect on financial income	67,584		34,462
Effect on capital	286,436		271,989
Financial management portfolio – foreign currency (Th$US)
Effect on financial income (in Dollars)	67,584		34,462
Effect on capital (in Dollars)	286,436		271,989
Low [Member] | Financial management portfolio - local currency [Member]
Financial management portfolio – local currency (MCh$)
Effect on financial income	26,492		12,686
Effect on capital	214,596		145,338
Financial management portfolio – foreign currency (Th$US)
Effect on financial income (in Dollars)	26,492		12,686
Effect on capital (in Dollars)	214,596		145,338
Low [Member] | Financial management portfolio - foreign currency [Member]
Financial management portfolio – local currency (MCh$)
Effect on financial income		2		5
Effect on capital		12		1
Financial management portfolio – foreign currency (Th$US)
Effect on financial income (in Dollars)		2		5
Effect on capital (in Dollars)		12		1
Low [Member] | Financial management portfolio - consolidated [Member]
Financial management portfolio – local currency (MCh$)
Effect on financial income	25,111		15,236
Effect on capital	210,706		143,836
Financial management portfolio – foreign currency (Th$US)
Effect on financial income (in Dollars)	25,111		15,236
Effect on capital (in Dollars)	210,706		143,836
Average [Member] | Financial management portfolio - local currency [Member]
Financial management portfolio – local currency (MCh$)
Effect on financial income	45,380		24,719
Effect on capital	255,070		228,772
Financial management portfolio – foreign currency (Th$US)
Effect on financial income (in Dollars)	45,380		24,719
Effect on capital (in Dollars)	255,070		228,772
Average [Member] | Financial management portfolio - foreign currency [Member]
Financial management portfolio – local currency (MCh$)
Effect on financial income		5		12
Effect on capital		33		12
Financial management portfolio – foreign currency (Th$US)
Effect on financial income (in Dollars)		5		12
Effect on capital (in Dollars)		$ 33		$ 12
Average [Member] | Financial management portfolio - consolidated [Member]
Financial management portfolio – local currency (MCh$)
Effect on financial income	46,044		27,918
Effect on capital	246,292		227,303
Financial management portfolio – foreign currency (Th$US)
Effect on financial income (in Dollars)	46,044		27,918
Effect on capital (in Dollars)	$ 246,292		$ 227,303